JPMorgan Investor Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.47%	0.33%	1.45%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
LIPPER MIXED-ASSET TARGET ALLOCATION AGGRESSIVE GROWTH FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.90%	9.16%	8.34%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.86%	9.16%	8.63%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	7.76%	7.00%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.22%	6.95%	6.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.46%	9.60%	8.65%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	10.43%	9.41%